Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Dividends Paid and Proposed [abstract]
Summary of Dividends Paid

	2025		2024		2023
Paid during the year	cents per share	$m	cents per share	$m	cents per share	$m
Final (declared for previous year)	114.4	180	104.0	172	94.5	166
Interim	58.6	90	53.2	87	48.3	79
	173.0	270	157.2	259	142.8	245